Fair Value Measurement (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 03, 2023	Mar. 26, 2020	May 26, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement [Line Items]
Discount percentage	15.00%
Closing day, term	45 days
Other investment consideration		Therapin committed to monthly payments totaling NIS 4,800 thousand, plus NIS 2,450 thousand upon an exit event.
Received amount			$ 88
Revaluated investment amount				$ 0	$ 0
Re-valuation financing expense					$ 1,148	$ 99
Wilk Technologies Ltd [Member]
Fair Value Measurement [Line Items]
Investment in Wilk	$ 435
Percentage of stake	2.50%